REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA (Tables) (10-K)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
REDEEMABLE NONCONTROLLING INTEREST IN NUTRA SA [Abstract]
Summary of the carrying amounts included in consolidated balance sheets
A summary of the carrying amounts of Nutra SA balances included in our consolidated balance sheets follows (in thousands).

	September 30,	December 31,
	2013	2012
Cash and cash equivalents	$478	$562
Other current assets (restricted $2,154 and $2,505)	4,370	5,675
Property, net (restricted $5,231 and $5,757)	18,319	19,690
Goodwill and intangibles, net	5,185	6,215
Other noncurrent assets	24	54
Total assets	$28,376	$32,196

Current liabilities	$6,007	$5,141
Current portion of long-term debt (nonrecourse)	7,679	7,013
Long-term debt, less current portion (nonrecourse)	7,126	7,454
Other noncurrent liabilities	93	1,871
Total liabilities	$20,905	$21,479

A summary of the carrying amounts of Nutra SA balances included in our consolidated balance sheets follows (in thousands).

	December 31,
	2012	2011
Cash and cash equivalents	$562	$3,290
Other current assets (restricted $2,505 at December 31, 2012)	5,675	6,641
Property, net (restricted $5,757 at December 31, 2012)	19,690	15,833
Goodwill and intangibles, net	6,215	7,556
Other noncurrent assets	54	21
Total assets	$32,196	$33,341

Current liabilities	$5,141	$3,851
Current portion of long-term debt (nonrecourse $7,013 at December 31, 2012)	7,013	5,469
Long-term debt, less current portion (nonrecourse $7,454 at December 31, 2012)	7,454	6,361
Other noncurrent liabilities	1,871	3,766
Total liabilities	$21,479	$19,447

Summary of changes in redeemable noncontrolling interest
A summary of changes in redeemable noncontrolling interest for the three and nine months ended September 30, 2013 and 2012, follows (in thousands).

	Three Months		Nine Months Ended
	2013	2012	2013	2012
Redeemable noncontrolling interest in Nutra SA, beginning of period	$7,836	$8,340	$9,262	$9,918
Investors' interest in net loss of Nutra SA	(605)	(212)	(1,633)	(1,184)
Investors' interest in other comprehensive loss of Nutra SA	(43)	137	(441)	(469)
Investors' purchase of additional units of Nutra SA	300	-	300	-
Redeemable noncontrolling interest in Nutra SA, end of period	$7,488	$8,265	$7,488	$8,265

A summary of changes in redeemable noncontrolling interest in Nutra SA follows (in thousands):

	Investors' Ownership Interest After Transaction	2012	2011
Redeemable noncontrolling interest in Nutra SA, beginning of period		$9,918	$-
Investors' purchase of initial units - first quarter 2011	35.6%	-	7,725
Investors' purchase of additional units - second quarter 2011	45.2%	-	3,000
Investors' purchase of additional units - third quarter 2011	49.0%	-	900
Investors' purchase of additional units - fourth quarter 2012	49.0%	1,500	-
Investors' interest in net loss of Nutra SA		(1,627)	(776)
Investors' interest in accumulated other comprehensive income of Nutra SA		(529)	(931)
Redeemable noncontrolling interest in Nutra SA, end of period		$9,262	$9,918